Nature of Operations (Details) - USD ($)		9 Months Ended	12 Months Ended
	Oct. 12, 2023	Sep. 30, 2023	Dec. 31, 2022	Oct. 26, 2023	Dec. 31, 2021
Nature of Operations [Line Items]
Operations lost		$ 7,400,000	$ 11,100,000
Net proceeds		2,800,000
Non cash expenses		$ 2,500,000
Total current assets			792,000
Cash			792,000,000,000
Total current liabilities			7,400,000
Price per share (in Dollars per share)		$ 4		$ 4
Operation amount			5,800,000
Total current assets		$ 6,500	92,497		$ 14,813
Non-cash expenses			3,600,000
Convertible notes payable		1,970,000	2,400,000
NYIAX [Member]
Nature of Operations [Line Items]
Total current assets		280,000
Cash		169,000
Total current liabilities		7,200,000
Price per share (in Dollars per share)	$ 4
Subsequent Event [Member] | NYIAX [Member]
Nature of Operations [Line Items]
Shares issued (in Shares)	1,875,000
Convertible Notes Payable [Member]
Nature of Operations [Line Items]
Notes payable and accrued payment		$ 2,100,000
Operating activities			5,800,000
2023B Convertible Note Payable [Member]
Nature of Operations [Line Items]
Sales of convertible notes			1,970,000
NYIAX [Member]
Nature of Operations [Line Items]
Total current assets			2,900,000
Total current liabilities			7,400,000
Total current assets			$ 2,900,000